Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Prepaid operation expenses	$ 123,876	$ 51,664
Deposits	71,965	81,815
Others	2,160	4,190
Prepaid expenses and other receivables	$ 198,001	$ 137,669